TRADE AND OTHER PAYABLES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER PAYABLES
Beginning balance	$ 464	$ 613
Interest expense	65	55
Lease payments	(211)	(208)
Lease recognition	52	16
Modification of lease term	305	0
Foreign currency translation difference	49	(12)
Ending balance	724	464
Current portion	176	126
Non-current portion	548	338
Total	$ 724	$ 464